Loans and Borrowings - Summary of Maturities of Financial Liabilities (Details) - Dec. 31, 2022 € in Thousands, $ in Thousands	USD ($)	EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 3,229
TOTAL		€ 75,275
Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		50,276
Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		15,196
Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,559
Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		14
Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		72,046
BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	3,229
Within 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		5,080
Within 1 Year | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		415
Within 1 Year | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		3,619
Within 1 Year | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,032
Within 1 Year | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		14
Within 1 Year | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		5,080
Within 1 Year | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than one year and not later than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		7,350
Later than one year and not later than two years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		6,339
Later than one year and not later than two years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,011
Later than one year and not later than two years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than one year and not later than two years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		7,350
Later than one year and not later than two years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than two years and not later than three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		54,485
Later than two years and not later than three years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		49,861
Later than two years and not later than three years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		3,601
Later than two years and not later than three years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,022
Later than two years and not later than three years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than two years and not later than three years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		54,485
Later than two years and not later than three years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than three years and not later than four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,901
Later than three years and not later than four years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		867
Later than three years and not later than four years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,034
Later than three years and not later than four years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than three years and not later than four years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,901
Later than three years and not later than four years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than four years and not later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,817
Later than four years and not later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		771
Later than four years and not later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,046
Later than four years and not later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than four years and not later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,817
Later than four years and not later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances		0
Later than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	3,229
TOTAL		4,643
Later than five years | Convertible Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Bank Loans [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Lease
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		1,414
Later than five years | Accrued Interests [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		0
Later than five years | Other Financial Loans And Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Other loans and borrowings		€ 1,414
Later than five years | BPI FRANCE - IT-DIAB
Disclosure of maturity analysis for derivative financial liabilities [line items]
TOTAL - Refundable and conditional advances | $	$ 3,229